Loan Payable (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of company’s term loan payable
June 30, 2021
Gross Term Loan	$25,000,000
Less: Unamortized debt discount and issuance costs	(12,465,407)
Promissory Notes	$3,000,000
Net notes payable, (all current)	$15,534,593